Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: April 12, 2023

Payment Date	4/17/2023
Collection Period Start	3/1/2023
Collection Period End	3/31/2023
Interest Period Start	3/15/2023
Interest Period End	4/16/2023

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$—	$—	$—	—	May-24
Class A-4 Notes	$109,204,361.75	$13,523,561.77	$95,680,799.98	0.769002	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$151,528,361.75	$13,523,561.77	$138,004,799.98

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$155,055,227.83	$141,531,666.06	0.100324
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$155,055,227.83	$141,531,666.06
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$—	1.92000%	30/360	$—
Class A-4 Notes	$109,204,361.75	1.96000%	30/360	$178,367.12
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$151,528,361.75			$263,132.68

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$155,055,227.83	$141,531,666.06
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$155,055,227.83	$141,531,666.06
Number of Receivables Outstanding	25,052	24,124
Weighted Average Contract Rate	4.77%	4.78%
Weighted Average Remaining Term (months)	20	19

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$601,184.27
Principal Collections	$13,486,492.64
Liquidation Proceeds	$74,380.84
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$14,162,057.75
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$14,162,057.75

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$129,212.69	$129,212.69	$—	$—	$14,032,845.06
Interest - Class A-1 Notes	$—	$—	$—	$—	$14,032,845.06
Interest - Class A-2 Notes	$—	$—	$—	$—	$14,032,845.06
Interest - Class A-3 Notes	$—	$—	$—	$—	$14,032,845.06
Interest - Class A-4 Notes	$178,367.12	$178,367.12	$—	$—	$13,854,477.94
First Allocation of Principal	$—	$—	$—	$—	$13,854,477.94
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$13,829,083.54
Second Allocation of Principal	$—	$—	$—	$—	$13,829,083.54
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$13,801,337.81
Third Allocation of Principal	$—	$—	$—	$—	$13,801,337.81
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$13,769,712.38
Fourth Allocation of Principal	$9,996,695.69	$9,996,695.69	$—	$—	$3,773,016.69
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,773,016.69
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$246,150.61
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$246,150.61
Remaining Funds to Certificates	$246,150.61	$246,150.61	$—	$—	$—
Total	$14,162,057.75	$14,162,057.75	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$155,055,227.83	$141,531,666.06
Note Balance	$151,528,361.75	$138,004,799.98
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	5	$37,069.13
Liquidation Proceeds of Defaulted Receivables[1]	0.05%	96	$74,380.84
Monthly Net Losses (Liquidation Proceeds)			$(37,311.71)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.05)%
Second Preceding Collection Period			(0.22)%
Preceding Collection Period			0.10%
Current Collection Period			(0.30)%
Four-Month Average Net Loss Ratio			(0.12)%
Cumulative Net Losses for All Periods			$1,914,771.79
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.48%	80	$682,731.25
60-89 Days Delinquent	0.17%	27	$236,287.47
90-119 Days Delinquent	0.02%	3	$32,093.84
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.67%	110	$951,112.56

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$24,807.32
Total Repossessed Inventory		5	$62,855.00

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		30	$268,381.31
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.21%
Second Preceding Collection Period			0.26%
Preceding Collection Period			0.21%
Current Collection Period			0.19%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.06	0.04%	7	0.03%